CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues:
Used car sales	$ 121,084
IVAS and others	51,749	34,047	32,507
Financing income	29,269	29,317	8,604
Total net revenues	202,102	63,364	41,111
Cost of revenues:
Used car sales	116,385
IVAS and others	39,038	26,059	30,083
Financing income	28,975	25,708	6,637
Total cost of revenues	184,398	51,767	36,720
Gross profit	17,704	11,597	4,391
Operating expenses:
Selling and marketing	28,954	21,276	30,502
Research and development	23,678	20,750	32,392
General and administrative	52,949	42,584	46,803
Total operating expenses	105,581	84,610	109,697
Loss from operations	(87,877)	(73,013)	(105,306)
Other (expenses) income	(1,369)	12,888	(7,058)
Interest income	2,029	919	2,190
Interest expenses	(10,185)	(12,439)	(2,041)
Realized (loss) gain on short-term investments	(100)	552	(98,112)
Realized gain on disposal of long-term investments	37,311
Impairment of long-term investments	(113,073)	(102,307)	(4,258)
Loss before provision of income tax and (loss) earnings in equity method investments and noncontrolling interest, net of tax	(173,264)	(173,400)	(214,585)
Income tax expenses	(4,479)	(2,470)	(3,124)
Loss before (loss) earnings in equity method investments and noncontrolling interest, net of tax	(177,743)	(175,870)	(217,709)
(Loss) earnings in equity method investments, net of tax	67,240	(18,183)	(5,468)
Loss from continuing operations	(110,503)	(194,053)	(223,177)
Discontinued operations:
Income from the operations of the discontinued operations, net of tax expenses of $944, $102 and $nil for the years ended December 31, 2015, 2016 and 2017, respectively		391	1,520
Gain on deconsolidation of subsidiaries, net of tax of $nil, $454 and $nil for the years ended December 31, 2015, 2016 and 2017, respectively		8,310
Income from discontinued operations, net of tax expenses of $944, $556 and $nil for the years ended December 31, 2015, 2016 and 2017, respectively	0	8,701	1,520
Net loss	(110,503)	(185,352)	(221,657)
Net loss attributable to the noncontrolling interest	76		1,529
Net loss from continuing operations attributable to Renren Inc.	(110,427)	(194,053)	(221,648)
Net income from discontinued operations attributable to Renren Inc.		8,701	1,520
Net loss attributable to Renren Inc.	$ (110,427)	$ (185,352)	$ (220,128)
Net loss per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.11)	$ (0.19)	$ (0.22)
Diluted (in dollars per share)	(0.11)	(0.19)	(0.22)
Net income per share from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)	0	0.01	0.00
Diluted (in dollars per share)	0	0.01	0.00
Net loss per share attributable to Renren Inc. shareholders:
Basic (in dollars per share)	(0.11)	(0.18)	(0.22)
Diluted (in dollars per share)	$ (0.11)	$ (0.18)	$ (0.22)
Weighted average number of shares used in calculating net loss per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,028,537,406	1,022,664,396	1,019,378,556
Diluted (in shares)	1,028,537,406	1,022,664,396	1,019,378,556
Weighted average number of shares used in calculating net income per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,028,537,406	1,022,664,396	1,019,378,556
Diluted (in shares)	1,028,537,406	1,027,176,963	1,027,236,202